Other revenue	12 Months Ended
Mar. 31, 2020
Other revenue
Other revenue

9.  Other revenue

	March 31,
	2018	2019	2020
Marketing revenue	502,097	938,476	994,081
Total	502,097	938,476	994,081

Primarily comprising advertising revenue, voucher sales and fees for facilitating website access to travel insurance providers.